   As filed with the Securities and Exchange Commission on November 6, 2001


                                              Securities Act File No. 333-64596
--------------------------------------------------------------------------------
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                      SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.

                               -----------------

                                   FORM N-2
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                       (Check appropriate box or boxes)

                               -----------------


                       Pre-Effective Amendment No. 3 [X]


                            MCG CAPITAL CORPORATION
              (Exact name of Registrant as specified in charter)

                       1100 Wilson Boulevard, Suite 800
                              Arlington, VA 22209
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (703) 247-7500

                               Bryan J. Mitchell
        Chairman of the Board of Directors and Chief Executive Officer
                            MCG Capital Corporation
                             1100 Wilson Boulevard
                                   Suite 800
                              Arlington, VA 22209
                    (Name and address of agent for service)

                               -----------------

                                   COPIES TO

    Richard A. Steinwurtzel             Steven B. Boehm               Robert S. Risoleo
     Vasiliki B. Tsaganos               Cynthia M. Krus              Sullivan & Cromwell
Fried, Frank, Harris, Shriver & Sutherland Asbill & Brennan LLP 1701 Pennsylvania Avenue, N.W.
           Jacobson             1275 Pennsylvania Avenue, N.W.       Washington, DC 20006
1001 Pennsylvania Avenue, N.W.       Washington, DC 20004
           Suite 800
     Washington, DC 20004

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after the Registration Statement becomes effective

                               -----------------

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

    It is proposed that this filing will become effective (check appropriate box):

    [_] when declared effective pursuant to Section 8(c)

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      Proposed        Proposed
                                          Amount      Maximum          Maximum       Amount of
          Title of Securities             Being    Offering Price     Aggregate     Registration
           Being Registered             Registered   Per Share    Offering Price(1)     Fee
-------------------------------------------------------------------------------------------------
Common Stock, $0.01 par value per share 16,100,000      $19         $305,900,000     $76,475(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Bona fide estimate of maximum offering price pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The proposed maximum offering price includes amounts attributable to shares that may be purchased by the underwriters to cover over-allotments, if any.
(2)The Registrant previously paid the $76,475 registration fee.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a) may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               EXPLANATORY NOTE



    The purpose of this Amendment No. 3 to the Form N-2 Registration Statement is to add certain exhibits and to amend a previously filed exhibit. Accordingly, this Amendment consists only of the facing page, this explanatory note and Part C of the Registration Statement. The Prospectus and Financial Statements are unchanged and have been omitted.

                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits

1. Financial Statements:

    The following financial statements of MCG Capital Corporation are included in Part A "Information Required in a Prospectus" of the Registration Statement:

                            MCG CAPITAL CORPORATION

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



AUDITED CONSOLIDATED FINANCIAL STATEMENTS
   Report of Independent Auditors...............................................................  F-2
   Consolidated Balance Sheets as of December 31, 2000 and 1999.................................  F-3
   Consolidated Statements of Operations for the years ended December 31, 2000 and 1999 and the periods of June 25 through December 31, 1998 and January 1, 1998 to June 24, 1998..........  F-4
   Consolidated Statements of Stockholders'/Division Equity from December 31, 1997 through
     December 31, 2000..........................................................................  F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2000 and 1999 and the periods of June 25 through December 31, 1998 and January 1, 1998 to June 24, 1998..........  F-6
   Consolidated Schedules of Investments as of December 31, 2000 and 1999.......................  F-7
   Notes to Consolidated Financial Statements................................................... F-12

UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS
   Consolidated Balance Sheets as of September 30, 2001 and December 31, 2000................... F-25
   Consolidated Statements of Operations for the nine months ended September 30, 2001 and 2000.. F-26
   Consolidated Statements of Stockholders' Equity for the nine months ended September 30, 2001. F-27
   Consolidated Statements of Cash Flows for the nine months ended September 30, 2001 and 2000.. F-28
   Consolidated Schedule of Investments as of September 30, 2001................................ F-29
   Notes to Unaudited Consolidated Financial Statements......................................... F-34


2. Exhibits


 **a.1. Restated Certificate of Incorporation (to be effective immediately prior to the completion of the initial public offering).
 **a.2. Restated Certificate of Incorporation (to be effective immediately prior to or concurrently with the Form N-8A filing).
 **a.3. Restated Certificate of Incorporation (in effect at the time of the filing of this registration statement).
  *b.   Form of Amended and Restated Bylaws.
 **d.1. Form of Specimen Common Stock Certificate.
  *d.2. Form of Amended and Restated Registration Rights Agreement by and among MCG Capital
          Corporation (formerly MCG Credit Corporation) and certain stockholders.
 **e.   Dividend Reinvestment Plan.
 **f.1. Sale and Servicing Agreement among MCG Master Trust, MCG Finance Corporation II and
          MCG Capital Corporation (formerly MCG Credit Corporation), dated as of June 1, 2000, as amended by a certain Amendment No. 1, dated as of September 1, 2000, and an Amendment
          No. 2, dated as of June 6, 2001, filed herein.
  *f.2. Note Purchase Agreement among MCG Master Trust, MCG Capital Corporation (formerly
          MCG Credit Corporation), Variable Funding Capital Corporation, and First Union Securities,
          Inc, dated as of June 1, 2000, as amended by a certain Amendment No. 1, dated as of June 6,
          2001, filed herein.

**f.3.   Guaranty, dated as of June 16, 2000.
**f.4.   Trust Agreement between MCG Finance Corporation II and Wilmington Trust Company, dated as of June 1, 2000.
**f.5.   Trust Certificate, dated as of June 16, 2000.
**f.6.   MCG Master Trust Class A Note issued to Variable Funding Capital Corporation, dated as of
           June 16, 2000.
**f.7.   MCG Master Trust Class B Note issued to MCG Finance Corporation II, dated as of June 16,
           2000.
**f.8.   Indenture by and between MCG Master Trust and Norwest Bank Minnesota, National
           Association, dated as of June 1, 2000.
 *f.9.   Series 2000-1 Terms Supplement to the Indenture dated as of June 1, 2000 between MCG
           Master Trust and Norwest Bank Minnesota, N.A., as amended by a certain Amendment No. 1 as of June 6, 2001, filed herein.
**f.10.  Commercial Loan Sale Agreement between MCG Capital Corporation (formerly MCG Credit
           Corporation) and MCG Finance Corporation II, dated as of June 1, 2000.
**f.11.  Letter Agreement among MCG Master Trust, MCG Capital Corporation (formerly MCG Credit
           Corporation), Variable Funding Capital Corporation and First Union Securities, Inc., dated as of June 6, 2001.
**f.12.  Management, Underwriting & Servicing Agreement between MCG Finance Corporation and
           MCG Capital Corporation (formerly MCG Credit Corporation), dated as of June 24, 1998.
**f.13.  Credit Agreement among MCG Finance Corporation and Heller Financial, Inc. (as agent and lender), dated as of June 24, 1998, as amended by a certain Amendment, dated as of
           September 1, 1998, and a Second Amendment, dated as of October 1, 1999.
**f.13.1 Consent and Third Amendment to the Credit Agreement among MCG Finance Corporation and
           Heller Financial, Inc. (as agent and lender), dated as of September 5, 2001, filed herein.
**f.14.  Pledge Agreement between MCG Capital Corporation (formerly MCG Credit Corporation) and
           Heller Financial, Inc., dated as of June 24, 1998.
**f.15.  Security Agreement between MCG Finance Corporation and Heller Financial, Inc., dated as of
           June 24, 1998.
**f.16.  Revolving Note in the principal amount of $240,000,000 made by MCG Finance Corporation in favor of Heller Financial, Inc., dated as of June 24, 1998.
**f.17.  Revolving Note in the principal amount of $80,000,000 made by MCG Finance Corporation in favor of Transamerica Business Credit Corporation, dated as of June 24, 1998.
**f.18.  Term Note in the principal amount of $60,000,000 made by MCG Finance Corporation in favor of Heller Financial, Inc., dated as of June 24, 1998.
**f.19.  Term Note in the principal amount of $20,000,000 made by MCG Finance Corporation in favor of Transamerica Business Credit Corporation, dated as of June 24, 1998.
**f.20.  Custodial Agreement between the Company and Riggs Bank, N.A., dated as of June 24, 1998.
 *h.     Form of Underwriting Agreement.
**i.1.   401(k) Plan.
**i.2.   Deferred Compensation Plan.
 *i.3.   Form of Restricted Stock Agreement for administrative personnel.
 *i.4.   Form of Restricted Stock Agreement for staff professionals.
 *i.5.   Form of Restricted Stock Agreement for executives.
 *i.6.   Form of Restricted Stock Agreement for senior management.
 *i.7.   Form of Restricted Stock Agreements for directors.
 *i.8.   Form of Promissory Note issued to senior management.
 *i.9.   Form of Promissory Note issued to employees.
 *i.10.  Form of Pledge Agreement between the Company and employee.
**i.11.  Form of Amended and Restated Promissory Note issued to senior management.
**i.12.  Form of Pledge Agreement between the Company and senior management, dated as of June 24,
           1998.

 *i.13. Form of Employment Agreement between MCG Capital Corporation and Bryan J. Mitchell.
 *i.14. Form of Employment Agreement between MCG Finance Corporation and Robert J. Merrick.
 *i.15. Form of Employment Agreement between MCG Capital Corporation and B. Hagen Saville.
 *i.16. Form of Employment Agreement between MCG Capital Corporation and Steven F. Tunney.
**j.    Form of Custodial Agreement between the Company and Riggs Bank, N.A.
**k.    Deed of Lease.
 *l.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 *n.1.  Consent of Fried, Frank, Harris, Shriver & Jacobson: See Exhibit l.
**n.2.  Consent of Ernst & Young LLP.
**n.3   Consent of Ernst & Young LLP.
**n.4.  Report of Ernst & Young LLP.
**n.5.  Consent of Jeffrey M. Bucher.
**n.6.  Consent of Kenneth J. O'Keefe.
 *r.    Form of Code of Ethics.

--------
* Filed herewith.
**Previously filed.



Item 25. Marketing Arrangements

    The information contained under the heading "Underwriting" on pages 117 through 118 of the prospectus and under the heading "Shares Eligible for Future Sale" on pages 114 through 116 of the prospectus is incorporated herein by this reference.

Item 26. Other Expenses of Issuance and Distribution

                 SEC registration fee............... $   76,475
                 NASD filing fee....................     30,500
                 Nasdaq listing fee.................     95,000
                 Accounting fees and expenses.......    500,000
                 Legal fees and expenses............  2,660,000
                 Printing expenses..................    400,000
                 Registrar and transfer agent's fees      3,500
                 Miscellaneous fees and expenses....     14,525
                                                     ----------
                   TOTAL............................ $3,780,000
                                                     ==========

--------
Note: All listed amounts are estimates.

Item 27. Persons Controlled by or Under Common Control

    The following list sets forth each of MCG Capital Corporation's subsidiaries, the state under whose laws the subsidiary is organized and the percentage of voting securities owned by MCG Capital Corporation in such subsidiary:

                   MCG Finance Corporation (Delaware)... 100%
                   MCG Finance Corporation II (Delaware) 100%
                   MCG Credit Corporation (Delaware).... 100%

    Currently, each of MCG Capital Corporation's subsidiaries are consolidated with MCG Capital Corporation for financial reporting purposes. MCG Capital Corporation also indirectly controls (i) WMAC, Inc., a Delaware corporation, EEI Holding's Corporation, Inc., a Maryland corporation, and UMAC, Inc., a Delaware corporation, all wholly owned subsidiaries of MCG Finance Corporation;
(ii) MCG Master Trust, a wholly owned subsidiary of

MCG Finance Corporation II that is organized as a business trust under Delaware law; and (iii) MCG Merger Sub, Inc., a Delaware Corporation wholly owned by MCG Credit Corporation. Prior to our election to be treated as a regulated investment company, we expect to restructure MCG Finance Corporation and MCG Finance Corporation II. In addition, MCG Capital Corporation may be deemed to control certain portfolio companies (in addition to WMAC, Inc. and UMAC, Inc.). For a more detailed discussion of these entities, see "Portfolio Companies" in the prospectus.

    As of October 31, 2001, certain funds affiliated with The Goldman Sachs Group, Inc. owned more than 25% of our outstanding voting securities. Following the completion of this offering, the funds affiliated with Goldman Sachs are expected to own less than 25% of our outstanding voting securities. Accordingly, following the offering, Goldman Sachs will not be deemed to control us based on the 1940 Act definition of control.

Item 28. Number of Holders of Securities

    The following table sets forth the approximate number of record holders of MCG's capital stock as of October 31, 2001:

                                                  Number of
               Title of Class                   Record Holders
               --------------                   --------------
Class A Common Stock, par value $0.01 per share      27
Class B Common Stock, par value $0.01 per share      21
Class C Common Stock, par value $0.01 per share      None
Class D Common Stock, par value $0.01 per share       1
Class E Common Stock, par value $0.01 per share       8

    Prior to the completion of this offering, all outstanding shares of Class A Common Stock, Class B Common Stock, Class D Common Stock and Class E Common Stock will be converted into common stock.

    We have seven holders of our debt under the credit facility with Heller Financial, Inc., as agent, and one holder of our debt under our securitization facility arranged by First Union Securities, Inc.

Item 29. Indemnification

    Section 145 of the Delaware General Corporation Law empowers a Delaware corporation to indemnify its officers and directors and specific other persons to the extent and under the circumstances set forth therein.

    Section 102(b)(7) of the Delaware General Corporation Law eliminates the personal liability of a director to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liabilities arising (a) from any breach of the director's duty of loyalty to the corporation or its stockholders; (b) from acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;
(c) under Section 174 of the Delaware General Corporation Law; or (d) from any transaction from which the director derived an improper personal benefit.

    Subject to the 1940 Act or any valid rule, regulation or order of the Securities and Exchange Commission thereunder, MCG Capital's restated certificate of incorporation, to be effective immediately prior to completion of this offering, also provides that we will indemnify any person who was or is a party or is threatened to be made a party to any threatened action, suit or proceeding whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of MCG, or is or was serving at the request of MCG as a director or officer of another corporation, partnership, limited liability company, joint venture, trust or other enterprise, in accordance with provisions corresponding to Section 145 of the Delaware General Corporation Law. The 1940 Act provides that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct. In addition, our restated certificate of incorporation provides that the indemnification described therein is not exclusive and shall not exclude any other rights to which the person seeking to be indemnified may be entitled under statute, any bylaw, agreement, vote of stockholders or directors who are not interested persons, or otherwise, both as to action in his official capacity and to his action in another capacity while holding such office.

    The above discussion of Section 145 and MCG Capital's restated certificate of incorporation, to be effective immediately prior to completion of this offering, is not intended to be exhaustive and is respectively qualified in its entirety by such statute and our restated certificate of incorporation, to be effective immediately prior to completion of this offering.

    We have obtained primary and excess insurance policies insuring our directors and officers and those of our subsidiaries against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on our behalf, may also pay amounts for which we have granted indemnification to the directors or officers.

    Our restated certificate of incorporation, to be effective immediately prior to or concurrently with our filing to be registered under the 1940 Act, contains substantially the same provisions regarding limitations of liability and indemnification as our restated certificate of incorporation, to be effective immediately prior to the completion of this offering.

    See also Articles VI and VII of the Restated Certificate of Incorporation, to be effective immediately prior to the completion of this offering.

    We have agreed to indemnify the several Underwriters against specific liabilities, including liabilities under the Securities Act of 1933.

Item 30. Business and Other Connections of Investment Adviser

    Not applicable.

Item 31. Location of Accounts and Records

    We will maintain at our principal offices physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder.

Item 32. Management Services

    Not applicable.

Item 33. Undertakings

    The Registrant hereby undertakes:

        (1) To suspend the offering of shares until the Prospectus is amended if (i) subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or (ii) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

        (2) That for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or under 497(h) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective.

        (3) That for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Arlington, Commonwealth of Virginia, on November 6, 2001.


                                          MCG CAPITAL CORPORATION

                                                   /s/ BRYAN J. MITCHELL
                                          By: _________________________________
                                                     Bryan J. Mitchell
                                             Chairman and Chief Executive
                                                          Officer

    Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                         Title                       Date
         ---------                         -----                       ----

   /s/ BRYAN J. MITCHELL    Chairman and Chief                   November 6, 2001
---------------------------   Executive Officer (Principal
     Bryan J. Mitchell        Executive Officer)

   /s/ STEVEN F. TUNNEY     Director, President, Chief Operating November 6, 2001
---------------------------   Officer and Treasurer
     Steven F. Tunney

  /s/ JANET C. PERLOWSKI    Chief Financial Officer              November 6, 2001
---------------------------   (Principal Financial and
    Janet C. Perlowski        Accounting Officer)

               *            Director                             November 6, 2001
---------------------------
  Wallace B. Millner, III

               *            Director                             November 6, 2001
---------------------------
     Norman W. Alpert

               *            Director                             November 6, 2001
---------------------------
    Joseph P. DiSabato

              *             Director                             November 6, 2001
---------------------------
    Joseph H. Gleberman

              *             Director                             November 6, 2001
---------------------------
      Todd N. Khoury

              *             Director                             November 6, 2001
---------------------------
     Robert J. Merrick

              *             Director                             November 6, 2001
---------------------------
     Michael A. Pruzan

*By:  /s/ BRYAN J. MITCHELL                                      November 6, 2001
---------------------------
     Bryan J. Mitchell
     Attorney-in-Fact